EMPLOYEE BENEFIT PLANS (Expected Benefit Payments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 16,700
2016	11,125
2017	8,271
2018	9,403
2019	10,694
2020	13,429
Year 2021 - 2024	88,044
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	843
2017	1,141
2018	1,296
2019	1,580
2020	1,788
Year 2021 - 2024	$ 8,835